DESCRIPTION OF THE PLAN - Contributions (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Employee contribution	75.00%
Deferral rate	6.00%
Employer contribution	75.00%
Percentage of participant eligible compensation	6.00%